Intangibles (Tables)	9 Months Ended
Sep. 30, 2016
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Intangible Assets and Goodwill [Table Text Block]

Intangible assets, including goodwill, are comprised of the following:

	Successor	Predecessor
(in thousands)	September 30, 2016	December 31, 2015
Trade name	$9,960	$—
Backlog – Construction	5,200	—
Backlog – Service	920	—
Customer Relationships – Service	4,930	—
	21,010	—
Accumulated amortization	(1,454)
	19,556	—
Goodwill	11,861	—
Total	$31,417	$—

Finite-lived Intangible Assets Amortization Expense [Table Text Block]
For definite-lived intangible assets acquired:

Asset	Amortization Method	Estimated Useful Life
Backlog – Construction	Pattern of economic benefit	2.5 years
Backlog – Service	Straight line	1.0 year
Customer Relationships – Service	Pattern of economic benefit	15.0 years